UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS(a) (INSTITUTIONAL SHARES) — 100.0%
Equity — 47.4%
11,946,997	Goldman Sachs Structured International Equity Fund—16.2%	$121,142,547
6,764,872	Goldman Sachs Structured Large Cap Value Fund—7.8%	58,651,437
5,198,034	Goldman Sachs Structured Small Cap Equity Fund—6.5%	48,601,620
3,190,372	Goldman Sachs Structured Large Cap Growth Fund—4.5%	33,562,711
4,017,150	Goldman Sachs Structured Emerging Markets Equity Fund—3.9%	29,405,541
2,647,390	Goldman Sachs Structured International Small Cap Fund—2.6%	19,167,101
1,240,035	Goldman Sachs Emerging Markets Equity Fund—2.4%	17,930,910
1,509,355	Goldman Sachs Real Estate Securities Fund—1.9%	14,006,815
1,895,469	Goldman Sachs International Real Estate Securities Fund—1.6%	12,301,596

		354,770,278

Fixed Income — 52.6%
12,760,249	Goldman Sachs Global Income Fund—21.2%	158,609,895
13,768,574	Goldman Sachs Short Duration Government Fund—19.2%	143,743,909
5,506,646	Goldman Sachs High Yield Fund—5.0%	37,169,858
4,187,969	Goldman Sachs Commodity Strategy Fund—3.2%	24,248,343
1,307,823	Goldman Sachs Emerging Markets Debt Fund—2.0%	15,249,220
1,694,549	Goldman Sachs Local Emerging Markets Debt Fund—2.0%	15,047,597

		394,068,822

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES)		$748,839,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
SHORT-TERM INVESTMENT(b) — 0.3%
Repurchase Agreement — 0.3%
Joint Repurchase Agreement Account II
$1,800,000	0.061%	10/01/09	$1,800,000
Maturity Value: $1,800,003

TOTAL INVESTMENTS — 100.3%			$750,639,100

LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.3)%			(1,978,648)

NET ASSETS — 100.0%			$748,660,452

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
(b) Joint repurchase agreement was entered into on September 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$794,516,343

Gross unrealized gain	29,270,994
Gross unrealized loss	(73,148,237)

Net unrealized security loss	$(43,877,243)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS(a) (INSTITUTIONAL SHARES) — 100.3%
Equity — 96.4%
21,555,044	Goldman Sachs Structured International Equity Fund—36.0%	$218,568,146
13,525,042	Goldman Sachs Structured Large Cap Value Fund—19.3%	117,262,116
8,923,994	Goldman Sachs Structured Large Cap Growth Fund—15.5%	93,880,415
5,174,948	Goldman Sachs Structured Small Cap Equity Fund—8.0%	48,385,763
5,056,973	Goldman Sachs Structured Emerging Markets Equity Fund—6.1%	37,017,044
1,756,330	Goldman Sachs Emerging Markets Equity Fund—4.2%	25,396,530
3,485,089	Goldman Sachs Structured International Small Cap Fund—4.1%	25,232,045
1,141,980	Goldman Sachs Real Estate Securities Fund—1.7%	10,597,574
1,433,357	Goldman Sachs International Real Estate Securities Fund—1.5%	9,302,487

		585,642,120

Fixed Income — 3.9%
4,045,552	Goldman Sachs Commodity Strategy Fund—3.9%	23,423,743

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$609,065,863

LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.3)%		(1,792,741)

NET ASSETS — 100.0%		$607,273,122

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$800,939,590

Gross unrealized gain	5,869,659
Gross unrealized loss	(197,743,386)

Net unrealized security loss	$(191,873,727)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS(a) (INSTITUTIONAL SHARES) — 101.6%
Equity — 68.3%
49,744,441	Goldman Sachs Structured International Equity Fund—25.0%	$504,408,636
29,828,641	Goldman Sachs Structured Large Cap Value Fund—12.8%	258,614,320
17,696,937	Goldman Sachs Structured Large Cap Growth Fund—9.2%	186,171,779
15,322,858	Goldman Sachs Structured Small Cap Equity Fund—7.1%	143,268,720
12,517,400	Goldman Sachs Structured Emerging Markets Equity Fund—4.5%	91,627,368
9,190,777	Goldman Sachs Structured International Small Cap Fund—3.3%	66,541,222
4,022,883	Goldman Sachs Emerging Markets Equity Fund—2.9%	58,170,894
4,018,471	Goldman Sachs Real Estate Securities Fund—1.9%	37,291,407
5,052,578	Goldman Sachs International Real Estate Securities Fund—1.6%	32,791,233

		1,378,885,579

Fixed Income — 33.3%
34,286,532	Goldman Sachs Global Income Fund—21.1%	426,181,593
15,450,075	Goldman Sachs Commodity Strategy Fund—4.4%	89,455,935
6,984,924	Goldman Sachs High Yield Fund—2.3%	47,148,240
2,605,556	Goldman Sachs Emerging Markets Debt Fund—1.5%	30,380,778
3,386,294	Goldman Sachs Local Emerging Markets Debt Fund—1.5%	30,070,294
2,640,950	Goldman Sachs Short Duration Government Fund—1.4%	27,571,522
2,255,553	Goldman Sachs Core Fixed Income Fund—1.1%	21,044,314

		671,852,676

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 101.6%		$2,050,738,255

LIABILITIES IN EXCESS OF
OTHER ASSETS — (1.6)%		(31,720,519)

NET ASSETS — 100.0%		$2,019,017,736

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,373,426,271

Gross unrealized gain	20,535,170
Gross unrealized loss	(343,223,186)

Net unrealized security loss	$(322,688,016)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS(a) (INSTITUTIONAL SHARES) — 100.2%
Equity — 84.7%
52,196,322	Goldman Sachs Structured International Equity Fund—33.0%	$529,270,703
30,646,183	Goldman Sachs Structured Large Cap Value Fund—16.6%	265,702,409
19,600,503	Goldman Sachs Structured Large Cap Growth Fund—12.9%	206,197,291
12,817,517	Goldman Sachs Structured Small Cap Equity Fund—7.5%	119,843,783
10,957,522	Goldman Sachs Structured Emerging Markets Equity Fund—5.0%	80,209,061
3,629,806	Goldman Sachs Emerging Markets Equity Fund—3.3%	52,486,994
6,997,719	Goldman Sachs Structured International Small Cap Fund—3.1%	50,663,485
3,054,656	Goldman Sachs Real Estate Securities Fund—1.8%	28,347,205
3,845,907	Goldman Sachs International Real Estate Securities Fund—1.5%	24,959,936

		1,357,680,867

Fixed Income — 15.5%
7,845,377	Goldman Sachs Global Income Fund—6.1%	97,518,035
11,802,200	Goldman Sachs Commodity Strategy Fund—4.3%	68,334,741
5,364,573	Goldman Sachs High Yield Fund—2.3%	36,210,865
1,990,579	Goldman Sachs Emerging Markets Debt Fund—1.4%	23,210,150
2,586,372	Goldman Sachs Local Emerging Markets Debt Fund—1.4%	22,966,985
2,180	Goldman Sachs Core Fixed Income Fund—0.0%	20,339

		248,261,115

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$1,605,941,982

LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.2)%		(2,905,999)

NET ASSETS — 100.0%		$1,603,035,983

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,002,522,789

Gross unrealized gain	17,882,869
Gross unrealized loss	(414,463,676)

Net unrealized security loss	$(396,580,807)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS(a) (INSTITUTIONAL SHARES) — 100.2%
Equity — 45.6%
651,533	Goldman Sachs U.S. Equity Dividend and Premium Fund—20.9%	$5,068,929
427,521	Goldman Sachs International Equity Dividend and Premium Fund—13.5%	3,279,089
226,628	Goldman Sachs International Real Estate Securities Fund—6.1%	1,470,815
134,168	Goldman Sachs Real Estate Securities Fund—5.1%	1,245,077

		11,063,910

Fixed Income — 54.6%
575,364	Goldman Sachs High Yield Fund—16.0%	3,883,708
205,015	Goldman Sachs Emerging Markets Debt Fund—9.9%	2,390,478
265,820	Goldman Sachs Local Emerging Markets Debt Fund—9.7%	2,360,482
211,774	Goldman Sachs Investment Grade Credit Fund—7.8%	1,903,848
127,265	Goldman Sachs Global Income Fund—6.5%	1,581,909
73,215	Goldman Sachs Ultra-Short Duration Government Fund—2.7%	647,949
25,768	Goldman Sachs U.S. Mortgages Fund—1.0%	252,270
15,960	Goldman Sachs Government Income Fund—1.0%	244,828

		13,265,472

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$24,329,382

LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.2)%		(53,422)

NET ASSETS — 100.0%		$24,275,960

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$26,511,123

Gross unrealized gain	520,155
Gross unrealized loss	(2,701,896)

Net unrealized security loss	$(2,181,741)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
UNDERLYING FUNDS(a) (INSTITUTIONAL SHARES) — 99.8%
Equity — 46.8%
3,839,960	Goldman Sachs International Small Cap Fund—15.3%	$49,996,279
3,439,670	Goldman Sachs Emerging Markets Equity Fund—15.2%	49,737,627
5,457,160	Goldman Sachs International Real Estate Securities Fund—10.8%	35,416,965
1,924,901	Goldman Sachs Real Estate Securities Fund—5.5%	17,863,084

		153,013,955

Fixed Income — 53.0%
8,880,716	Goldman Sachs Commodity Strategy Fund—15.7%	51,419,347
7,214,572	Goldman Sachs High Yield Fund—14.9%	48,698,363
4,653,388	Goldman Sachs Local Emerging Markets Debt Fund—12.6%	41,322,082
2,750,700	Goldman Sachs Emerging Markets Debt Fund—9.8%	32,073,164

		173,512,956

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES)— 99.8%		$326,526,911

LIABILITIES IN EXCESS OF
OTHER ASSETS — 0.2%		771,447

NET ASSETS — 100.0%		$327,298,358

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$317,984,015

Gross unrealized gain	37,047,417
Gross unrealized loss	(28,504,521)

Net unrealized security gain	$8,542,896

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
FASB Financial Accounting Standards Codification — In July 2009, the Financial Accounting Standards Board (“FASB”) launched its “Financial Accounting Standards Codification” (the “Codification”) as the single source of accounting principles generally accepted in the United States of America (“GAAP”). While the Codification does not change GAAP, it introduces a new structure to the accounting literature and changes references to accounting standards and other authoritative accounting guidance.
Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by reputable securities dealers. The pricing services may use valuation models or matrix pricing, which considers (i) yield or price with respect to bonds that are considered comparable in such characteristics as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time it determines an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy:

	Balanced Strategy			Equity Growth Strategy			Growth and Income Strategy
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$354,770,278	$—	$—	$585,642,120	$—	$—	$1,378,885,579	$—	$—
Fixed Income Underlying Funds	394,068,822	—	—	23,423,743	—	—	671,852,676	—	—
Short-Term Investments
Repurchase Agreements	—	1,800,000	—	—	—	—	—	—	—

Total	$748,839,100	$1,800,000	$—	$609,065,863	$—	$—	$2,050,738,255	$—	$—

	Growth Strategy			Income Strategies			Satellite Strategies
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$1,357,680,867	$—	$—	$11,063,910	$—	$—	$153,013,955	$—	$—
Fixed Income Underlying Funds	248,261,115	—	—	13,265,472	—	—	173,512,956	—	—

Total	$1,605,941,982	$—	$—	$24,329,382	$—	$—	$326,526,911	$—	$—

Repurchase Agreements — The Portfolios may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
JOINT REPURCHASE AGREEMENT ACCOUNT II— At September 30, 2009, the Balanced Strategy Portfolio had an undivided interest in the Joint Repurchase Agreement Account II which equaled $1,800,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,033,500,000	0.08%	10/01/09	$1,033,502,297

Barclays Capital, Inc.	800,000,000	0.03	10/01/09	800,000,667

Barclays Capital, Inc.	2,250,000,000	0.04	10/01/09	2,250,002,500

Citigroup Global Markets, Inc.	1,500,000,000	0.06	10/01/09	1,500,002,500

Credit Suisse Securities (USA) LLC	1,000,000,000	0.03	10/01/09	1,000,000,833

Credit Suisse Securities (USA) LLC	1,950,000,000	0.07	10/01/09	1,950,003,792

Deutsche Bank Securities, Inc.	300,000,000	0.04	10/01/09	300,000,333

Deutsche Bank Securities, Inc.	1,150,000,000	0.08	10/01/09	1,150,002,556

JPMorgan Securities	500,000,000	0.04	10/01/09	500,000,556

JPMorgan Securities	4,121,500,000	0.07	10/01/09	4,121,508,014

Merrill Lynch & Co., Inc.	950,000,000	0.07	10/01/09	950,001,847

Morgan Stanley & Co.	2,160,300,000	0.05	10/01/09	2,160,303,000

RBS Securities, Inc.	500,000,000	0.07	10/01/09	500,000,972

UBS Securities LLC	1,295,000,000	0.08	10/01/09	1,295,002,878

Wachovia Capital Markets	550,000,000	0.07	10/01/09	550,001,069

TOTAL				$20,060,333,814

At September 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.800% to 6.900%	11/04/09 to 08/03/37

Federal Home Loan Bank	0.820 to 6.640	10/02/09 to 03/14/36

Federal Home Loan Mortgage Corp.	0.000 to 15.000	10/13/09 to 10/01/39

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/18

Federal National Mortgage Association	0.000 to 16.000	10/01/09 to 07/01/49

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	05/15/20

Government National Mortgage Association	4.500 to 6.000	07/15/35 to 09/15/39

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Inflation Protected Securities	0.625 to 4.250	01/15/10 to 01/15/15

U.S. Treasury Interest-Only Stripped Securities	0.000	11/30/09 to 08/15/19

U.S. Treasury Notes	1.750 to 7.250	08/31/11 to 02/15/18

U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/09 to 08/15/17

The aggregate market value of the collateral, including accrued interest, was $20,558,837,843.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 25, 2009

By (Signature and Title)*	GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	November 25, 2009

* Print the name and title of each signing officer under his or her signature.